CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
CASH FLOW FROM OPERATING ACTIVITIES:
Net loss	$ (1,372,360)	$ (517,371)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of discount on convertible notes payable	302,409	27,922
Changes in operating assets and liabilities:
Accounts receivable	(7,770)
Inventory	(14,906)
Prepaid expenses	31,441	(88,609)
Security deposits		(1,367)
Accounts payable and accrued liabilities	204,210	100,421
Accrued interest payable	62,867	5,584
NET CASH USED IN OPERATING ACTIVITIES	(794,109)	(473,420)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from advances	602,059	677,330
NET CASH PROVIDED BY FINANCING ACTIVITIES	602,059	677,330
NET INCREASE (DECREASE) IN CASH	(192,050)	203,910
CASH, at the beginning of period	205,153	1,243
CASH, at the end of period	13,103	205,153
Supplemental Disclosures of Cash Flow Information:
Cash paid during the period for: Interest
Cash paid during the period for: Taxes
Noncash investing and financing transaction:
Refinance advances payable into convertible notes payable	1,118,979	167,075
Beneficial conversion discount on convertible notes payable	1,118,979	167,075
Conversion of convertible notes payable into common stock	$ 315,835